Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

It is the Compensation Committee’s practice not to grant awards of options, generally, when in possession of material non-public information, and if such options are to be granted, practice would be to wait until such material non-public information has been fully disclosed, widely disseminated to the public, and at least two (2) business days have passed after such material non-public information has been disclosed. Additionally, the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Such practice is in accordance with our Insider Trading Policy as well as our Code of Ethics.

There have been no awarded options to a NEO during the last completed fiscal year ended December 31, 2024.

Award Timing Method	It is the Compensation Committee’s practice not to grant awards of options, generally, when in possession of material non-public information, and if such options are to be granted, practice would be to wait until such material non-public information has been fully disclosed, widely disseminated to the public, and at least two (2) business days have passed after such material non-public information has been disclosed.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is the Compensation Committee’s practice not to grant awards of options, generally, when in possession of material non-public information, and if such options are to be granted, practice would be to wait until such material non-public information has been fully disclosed, widely disseminated to the public, and at least two (2) business days have passed after such material non-public information has been disclosed.
MNPI Disclosure Timed for Compensation Value	false